ASSETS AND LIABILITIES (Details 2)	12 Months Ended
Dec. 31, 2016 USD ($)
Intangible assets, Amount	$ 6,196,340
Intangible assets, Accumulated Amortization	(1,293,093)
Intangible assets, Net Amount	4,903,247
Licensing Agreements [Member]
Intangible assets, Amount	234,545
Intangible assets, Accumulated Amortization	(84,009)
Intangible assets, Net Amount	$ 150,536
Intangible assets, Useful Lives (years)	10 years
Patents and Trademarks [Member]
Intangible assets, Amount	$ 417,597
Intangible assets, Accumulated Amortization	(91,201)
Intangible assets, Net Amount	$ 326,396
Patents and Trademarks [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	7 years
Patents and Trademarks [Member] | Maximum [Member]
Intangible assets, Useful Lives (years)	15 years
Vesele [Member]
Intangible assets, Amount	$ 25,287
Intangible assets, Accumulated Amortization	(7,047)
Intangible assets, Net Amount	$ 18,240
Intangible assets, Useful Lives (years)	8 years
Novalere [Member]
Intangible assets, Amount	$ 4,681,000
Intangible assets, Accumulated Amortization	(887,440)
Intangible assets, Net Amount	$ 3,793,560
Intangible assets, Useful Lives (years)	10 years
Customer Contracts [Member]
Intangible assets, Amount	$ 611,119
Intangible assets, Accumulated Amortization	(188,428)
Intangible assets, Net Amount	$ 422,691
Intangible assets, Useful Lives (years)	10 years
Beyond Human [Member]
Intangible assets, Amount	$ 222,062
Intangible assets, Accumulated Amortization	(32,821)
Intangible assets, Net Amount	$ 189,241
Beyond Human [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	5 years
Beyond Human [Member] | Maximum [Member]
Intangible assets, Useful Lives (years)	10 years
Other Beyond Human [Member]
Intangible assets, Amount	$ 4,730
Intangible assets, Accumulated Amortization	(2,147)
Intangible assets, Net Amount	$ 2,583
Other Beyond Human [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	1 year
Other Beyond Human [Member] | Maximum [Member]
Intangible assets, Useful Lives (years)	3 years